Business Combinations - Pro Forma Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Revenue	$ 62,386	$ 54,455	$ 122,096	$ 107,646	$ 3,023	$ 202,316
Net loss	$ 5,160	$ (4,126)	$ (15,034)	$ (4,051)	$ 1,454	$ 12,195